RISK MANAGEMENT - Liquidity risk exposure (Details) - Liquidity risk - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Net cash outflows into 30 days	$ 14,073,878	$ 11,584,292
Liquid assets	$ 37,757,819	$ 30,631,688
Liquidity coverage ratio	268.28%	264.42%